Sale of businesses (Details) - USD ($) $ in Millions	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Disclosure of business disposal [line items]
Net assets disposed of	$ (13,694)	$ (12,405)	$ (13,178)
Non-controlling interests	(2,093)	(2,121)	$ (2,088)
(Loss)/gain on disposal before taxation	2,793	2,774
Taxation	(683)	(699)
Profit (loss)	2,110	$ 2,075
Disposal group, disposed of by sale, not discontinued operations
Disclosure of business disposal [line items]
Cash received	290
Transaction and other directly attributable costs paid	(29)
Net cash received	261
Deferred consideration receivable	3
Transaction costs payable and other directly attributable items	35
Consideration received sale of businesses and intangible assets	299
Assets and liabilities held for sale	(240)
Inventories	1
Net assets disposed of	(239)
Non-controlling interests	28
Hyperinflationary adjustment recycled from other comprehensive income	22
Exchange recycled from other comprehensive income	(108)
(Loss)/gain on disposal before taxation	2
Taxation	(7)
Profit (loss)	(5)
Cash included in disposed assets and liabilities held for sale	(141)
Net cash flow from sale of businesses and brands	120
Diageo Operations Italy S.p.A | Disposal group, disposed of by sale, not discontinued operations
Disclosure of business disposal [line items]
Cash received	117
Transaction and other directly attributable costs paid	(2)
Net cash received	115
Deferred consideration receivable	3
Transaction costs payable and other directly attributable items	26
Consideration received sale of businesses and intangible assets	144
Assets and liabilities held for sale	(144)
Inventories	0
Net assets disposed of	(144)
Non-controlling interests	0
Hyperinflationary adjustment recycled from other comprehensive income	0
Exchange recycled from other comprehensive income	(6)
(Loss)/gain on disposal before taxation	(6)
Taxation	0
Profit (loss)	(6)
Cash included in disposed assets and liabilities held for sale	(127)
Net cash flow from sale of businesses and brands	(12)
Other | Disposal group, disposed of by sale, not discontinued operations
Disclosure of business disposal [line items]
Cash received	173
Transaction and other directly attributable costs paid	(27)
Net cash received	146
Deferred consideration receivable	0
Transaction costs payable and other directly attributable items	9
Consideration received sale of businesses and intangible assets	155
Assets and liabilities held for sale	(96)
Inventories	1
Net assets disposed of	(95)
Non-controlling interests	28
Hyperinflationary adjustment recycled from other comprehensive income	22
Exchange recycled from other comprehensive income	(102)
(Loss)/gain on disposal before taxation	8
Taxation	(7)
Profit (loss)	1
Cash included in disposed assets and liabilities held for sale	(14)
Net cash flow from sale of businesses and brands	$ 132